CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assumptions
Discount rate	2.70%	2.70%
Expected salary increase rate	2.00%	2.00%
Turnover rate	5.40%	5.40%
Retirement age of women	60	60
Retirement age of men	65	65